Schedule of investments
Delaware Tax–Exempt Income Fund	September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.15%
Corporate Revenue Bonds — 7.43%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.125% 5/1/30	2,650,000	$2,428,645
Arizona Industrial Development Authority Revenue
(Legacy Cares, inc. Project) Series A 144A 7.75% 7/1/50#	2,600,000	2,622,490
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39(AMT) #, ‡	875,000	570,938
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation Asset-Backed) Series B 6.309% 6/1/47^	5,955,000	1,263,353
Inland Empire Tobacco Securitization, California
(Capital Appreciation-Turbo-Asset-Backed) Series F 144A 1.46% 6/1/57#, ^	74,090,000	2,816,902
Jefferson County, Texas Industrial Development
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39#	875,000	818,195
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed
Series A 6.00% 6/1/48	875,000	879,323
Monroe County, Michigan Economic Development
(The Detroit Edison Company Project) Series AA 6.95% 9/1/22(NATL)	4,500,000	5,069,700
New Jersey Tobacco Settlement Financing Corporation
(Subordinate Revenue Refunding Bonds) Series B 5.00% 6/1/46	3,500,000	3,958,045
Northern Tobacco Securitization, Alaska
(Tobacco Settlement Asset-Backed Bonds) Series A 5.00% 6/1/46	1,400,000	1,406,930
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.00% 12/1/37	1,000,000	1,350,900
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(Jasper Pellets, LLC Project) Series A 144A 7.00% 11/1/38(AMT) #	875,000	786,100
(South Carolina SAVES Green Community Program - AAC East LLC Project) Series A 144A 7.00% 5/1/39(AMT) #	900,000	807,660
NQ-FI9 [9/20] 11/20 (1400926)    1

Schedule of investments
Delaware Tax–Exempt Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #	385,000	$455,698
Series A 144A 6.35% 10/1/40 #	1,545,000	1,839,013
Series B 144A 6.10% 12/1/40 #	380,000	449,779
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 0.558% 6/1/46^	9,040,000	1,718,775
(Capital Appreciation-3rd Subordinate Lien) Series D 0.307% 6/1/46^	1,490,000	248,637
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C 1.971% 6/1/47^	23,380,000	4,649,581
(Capital Appreciation)
Series B 5.20% 6/1/46	1,250,000	1,258,512
Series D 2.601% 6/1/47 ^	6,955,000	1,317,555
		36,716,731
Education Revenue Bonds — 8.09%
Arizona Industrial Development Authority Revenue
(Empower College Prep Project) 144A 6.00% 7/1/49#	875,000	929,302
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52#	875,000	941,115
Build NYC Resource, New York
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49#	500,000	523,745
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	1,000,000	1,614,820
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53#	700,000	742,504
California School Finance Authority
(ICEF - View Park Elementary & Middle Schools) Series A 4.75% 10/1/24	355,000	371,543
Capital Trust Agency, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43#	2,000,000	2,002,640
Dauphin County, Pennsylvania General Authority Revenue
(The Harrisburg University Science and Technology Project) 144A 5.00% 10/15/34#	875,000	841,680
2    NQ-FI9 [9/20] 11/20 (1400926)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	$1,382,266
4.00% 7/1/44	740,000	792,029
Fulton County, Georgia Development Authority
(Georgia Institute of Technology) 5.00% 6/15/44	3,100,000	3,832,344
Illinois Finance Authority Student Housing and Academic Facility Revenue
(CHF - Chicago, L.L.C. - University Of Illinois at Chicago Project) Series A 5.00% 2/15/27	200,000	206,032
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/50 #	175,000	182,931
Series A 144A 5.00% 7/1/54 #	640,000	666,176
Massachusetts Development Finance Agency
(Harvard University Issue) Series A 5.00% 7/15/40	5,000,000	7,541,850
Massachusetts Educational Financing Authority
Series A 5.25% 1/1/28	495,000	499,777
Massachusetts School Building Authority
Series C 5.00% 8/15/37	2,500,000	2,986,625
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27(NATL)	10,000,000	11,995,100
Newark, Texas Higher Education Finance
(Village Tech Schools) Series A 5.125% 8/15/47	875,000	876,103
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	512,735
Series A 144A 5.00% 6/15/49 #	500,000	506,300
		39,947,617
Electric Revenue Bonds — 4.74%
Piedmont Municipal Power Agency, South Carolina
Series D 5.75% 1/1/34(AGC)	5,000,000	5,158,250
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 1/1/38	5,000,000	6,112,850
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Schedule of investments
Delaware Tax–Exempt Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Utility Debt Securitization Authority, New York
(Restructuring Bonds) 5.00% 12/15/37	10,000,000	$12,110,400
		23,381,500
Healthcare Revenue Bonds — 4.78%
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	1,600,000	2,459,808
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A-1 4.00% 8/1/38	1,000,000	1,131,200
Series A-2 5.00% 8/1/37	1,105,000	1,351,769
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Corporation Obligated Group) Series A 4.00% 8/15/45	2,500,000	2,735,575
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	844,813
(The Terraces of Phoenix Project) 5.00% 7/1/48	875,000	894,022
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.50% 5/15/54	875,000	788,821
King County, Washington Public Hospital District No.4
Series A 6.25% 12/1/45	875,000	947,975
Lancaster County, Philadelphia, Pennsylvania Hospital Authority Revenue
(St. Anne's Retirement Community Project) 5.00% 4/1/27	1,425,000	1,452,987
Nassau County, New York Industrial Development Agency
(Amsterdam at Harborside) Series A 6.70% 1/1/49	875,000	650,335
Northampton County, Philadelphia, Pennsylvania Industrial Development Authority
(Morningstar Senior Living Project) 5.00% 7/1/32	1,275,000	1,294,507
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,000,000	$984,200
Series A 144A 6.75% 12/1/53 #	875,000	849,021
Public Finance Authority, Wisconsin Airport Facilities Revenue
(Vista Grande Villa Project) 144A 6.50% 7/1/50#	825,000	509,207
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,710,000	2,515,341
Series B 4.25% 11/15/26	2,940,000	2,774,419
Washington State Housing Finance Commission
(Heron's Key) Series A 144A 7.00% 7/1/45#	800,000	861,544
Woodloch Health Facilities Development, Missouri
(Inspired Living at Missouri City Project) Series A 144A 7.125% 12/1/51#, ‡	800,000	566,760
		23,612,304
Lease Revenue Bonds — 3.42%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,055,530
New Jersey State Transportation Trust Fund Authority
(Transportation System) Series A 5.00% 12/15/25	5,000,000	5,800,400
New York City, New York Transitional Finance Authority Building Aid Revenue
Series S-1 5.00% 7/15/31	5,000,000	5,856,300
New York Liberty Development Revenue
(3 World Trade Center Project) Class 2 144A 5.15% 11/15/34#	4,000,000	4,179,120
		16,891,350
Local General Obligation Bonds — 2.40%
Chicago, Illinois Board of Education
Series A 5.00% 12/1/41	1,225,000	1,237,397
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Schedule of investments
Delaware Tax–Exempt Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denton Independent School District, Texas
(School Building) Series A 5.00% 8/15/40(PSF)	4,000,000	$4,777,840
New York City, New York
Series F-1 5.00% 6/1/34	5,000,000	5,850,950
		11,866,187
Pre-Refunded/Escrowed to Maturity Bonds — 4.78%
Georgia State Environmental Loan Acquisition
(Local Government Loan) 5.125% 3/15/31-21§	2,205,000	2,254,745
Manatee County, Florida School District
Series A 5.625% 7/1/31-21(AGM)§	5,000,000	5,203,550
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/30-22§	5,000,000	5,422,050
Pennsylvania Turnpike Commission Revenue
Series C 5.00% 12/1/43-23§	4,555,000	5,245,765
Philadelphia, Pennsylvania Water & Wastewater Revenue
5.00% 11/1/28-22§	5,000,000	5,495,850
		23,621,960
Special Tax Revenue Bonds — 18.92%
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	5,000,000	5,840,200
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/34	5,000,000	5,883,650
Denver Convention Center Hotel Authority, Colorado
5.00% 12/1/26	1,230,000	1,348,068
5.00% 12/1/29	295,000	319,367
5.00% 12/1/31	440,000	474,685
5.00% 12/1/32	880,000	947,804
5.00% 12/1/34	735,000	788,927
5.00% 12/1/35	590,000	632,669
5.00% 12/1/36	440,000	470,681
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44#	875,000	757,584
6    NQ-FI9 [9/20] 11/20 (1400926)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	5,000,000	$5,821,550
Miami-Dade County, Florida Transit Revenue
Series B 2.60% 7/1/42	2,500,000	2,425,825
New York City, New York Transitional Finance Authority Future Tax Secured
Series B-1 5.00% 8/1/42	5,000,000	5,730,400
Series D-1 5.00% 11/1/38	7,500,000	7,849,800
Series E-1 5.00% 2/1/35	5,000,000	6,117,800
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/31	1,000,000	1,174,820
Series B 5.00% 3/15/35	5,000,000	5,296,300

(General Purpose) Series D 5.00% 2/15/37	5,000,000	5,279,450
New York State Urban Development Revenue
(General Purpose) Series B 5.00% 3/15/35	5,000,000	6,011,150
Orange County, California Local Transportation Authority
5.00% 2/15/39	4,000,000	5,137,680
Port Authority of Allegheny County, Pennsylvania
5.00% 3/1/25	5,000,000	5,096,050
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation-Restructured) Series A-1 5.234% 7/1/46^	9,129,000	2,588,619
(Restructured)
Series A-1 4.75% 7/1/53	5,015,000	5,228,187
Series A-1 5.00% 7/1/58	1,330,000	1,409,255
Series A-2 4.329% 7/1/40	7,500,000	7,662,525
Regional Transit Authority Sales Tax Revenue
(Capital Appreciation) 3.23% 12/1/21(NATL)^	3,305,000	3,177,493
		93,470,539
State General Obligation Bonds — 13.16%
California State
5.00% 8/1/33	5,000,000	5,887,550
5.00% 9/1/35	8,000,000	9,864,640

(School Facilities) 5.00% 11/1/30	5,000,000	5,681,800
(Various Purposes)
NQ-FI9 [9/20] 11/20 (1400926)    7

Schedule of investments
Delaware Tax–Exempt Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)

5.00% 10/1/26	2,500,000	$3,163,850
5.25% 9/1/30	5,000,000	5,683,950
Commonwealth of Massachusetts
Series A 5.00% 7/1/37	5,000,000	5,961,050
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35‡	685,000	436,688
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,070,000	766,387
Series A 5.25% 7/1/34 ‡	875,000	628,906

(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35‡	730,000	521,038
District of Columbia Revenue
Series B 6.00% 6/1/21 (NATL)	5,000,000	5,195,050
Series C 5.00% 6/1/34	5,000,000	5,787,100
Illinois State
5.00% 1/1/28	915,000	986,132
5.25% 2/1/30	1,115,000	1,170,036
5.25% 2/1/32	580,000	604,447
5.25% 2/1/33	210,000	218,079
Series A 5.125% 12/1/29	1,490,000	1,629,687

(Rebuild Illinois Program) Series B 4.00% 11/1/34	4,545,000	4,450,237
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/44	5,000,000	6,352,900
		64,989,527
Transportation Revenue Bonds — 23.37%
Atlanta, Georgia Department of Aviation
Series C 5.25% 1/1/30(AGM)	5,000,000	5,058,450
Chicago, Illinois O'Hare International Airport Revenue
(Senior Lien) Series A 5.00% 1/1/37(AMT)	5,000,000	6,039,400
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	5,085,238
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	6,453,426
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/43	1,860,000	1,972,865
Series E 5.00% 1/1/32	5,050,000	6,231,599
8    NQ-FI9 [9/20] 11/20 (1400926)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority
Series J 5.00% 1/1/32	5,000,000	$5,625,250
Series K 5.00% 1/1/31	5,000,000	5,828,850
New York Transportation Development Special Facilities Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/33 (AMT)	790,000	847,149
5.00% 1/1/34 (AMT)	4,210,000	4,498,132
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,891,300
Pennsylvania Turnpike Commission Revenue
Series B 5.00% 12/1/45	5,000,000	5,771,050
Series C 5.00% 12/1/43	1,445,000	1,578,793
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	8,442,070
5.00% 10/15/29 (AMT)	3,105,000	3,659,460
Port Beaumont Navigation District, Texas
(Allegiant Industrial Island Park Project) 144A 8.00% 2/1/39(AMT)#	1,250,000	1,308,462
Salt Lake City, Utah Airport Revenue
(Senior Lien)
Series A 5.00% 7/1/36 (AMT)	10,000,000	11,967,800
Series A 5.00% 7/1/38 (AMT)	5,000,000	5,947,950
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	196,456
Series B 5.00% 1/1/25 (AMT)	390,000	433,606
Series B 5.00% 1/1/30 (AMT)	230,000	259,707
Series B 5.00% 1/1/33 (AMT)	390,000	433,738
Series B 5.00% 1/1/34 (AMT)	450,000	498,703
Series B 5.00% 1/1/35 (AMT)	245,000	270,698
Series B 5.00% 1/1/36 (AMT)	230,000	253,311
Superior City, Wisconsin
(Midwest Energy Resources Company Project) Series E 6.90% 8/1/21(NATL)	12,000,000	12,656,400
Wayne County, Michigan Airport Authority
Series D 5.00% 12/1/45(AGM)	6,300,000	7,323,624
NQ-FI9 [9/20] 11/20 (1400926)    9

Schedule of investments
Delaware Tax–Exempt Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Westchester County, New York Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project) 144A 7.00% 6/1/46(AMT)#	875,000	$909,020
		115,442,507
Water & Sewer Revenue Bonds — 7.06%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35	5,000,000	5,924,700
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series A 6.00% 6/15/21 (AGM)	22,000,000	22,905,300
Series EE 5.00% 6/15/39	5,000,000	6,029,750
		34,859,750
Total Municipal Bonds (cost $451,757,803)		484,799,972

Short-Term Investments — 0.87%
Variable Rate Demand Notes — 0.87%¤
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Project)
Series C 0.11% 12/1/30	3,000,000	3,000,000
Series H 0.11% 11/1/35	200,000	200,000
Series I 0.11% 11/1/35	100,000	100,000
Series L 0.11% 11/1/35	1,000,000	1,000,000
Total Short-Term Investments (cost $4,300,000)		4,300,000
Total Value of Securities—99.02% (cost $456,057,803)		489,099,972
Receivables and Other Assets Net of Liabilities—0.98%		4,864,824
Net Assets Applicable to 52,575,273 Shares Outstanding—100.00%		$493,964,796
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $29,940,821, which represents 6.06% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
10    NQ-FI9 [9/20] 11/20 (1400926)

(Unaudited)
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2020.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
USD – US Dollar
NQ-FI9 [9/20] 11/20 (1400926)    11